Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000228894
Shareholder Report [Line Items]
Fund Name	One Global ETF
Trading Symbol	FFND
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about One Global ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://futurefundetf.com/fund. You can also request this information by contacting us at 1-877-466-7090.
Additional Information Phone Number	1-877-466-7090
Additional Information Website	https://futurefundetf.com/fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
One Global ETF	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 71,527,063
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 19,406
InvestmentCompanyPortfolioTurnover	115.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$71,527,063 Number of Portfolio Holdings93 Advisory Fee (net of waivers)$19,406 Portfolio Turnover115%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.3%
Partnership Shares	0.7%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Real Estate	1.1%
Utilities	1.8%
Materials	2.2%
Energy	4.0%
Consumer Staples	5.4%
Consumer Discretionary	8.0%
Industrials	9.9%
Health Care	12.5%
Communications	13.3%
Financials	14.9%
Technology	26.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	2.8%
Meta Platforms, Inc., Class A	2.5%
Apple, Inc.	2.5%
NVIDIA Corporation	2.4%
Amazon.com, Inc.	2.4%
Microsoft Corporation	2.0%
BAE Systems plc	1.6%
Visa, Inc., Class A	1.6%
Cisco Systems, Inc.	1.5%
JPMorgan Chase & Company	1.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective April 1, 2025, the Fund's name changed from "The Future Fund Active ETF" to "One Global ETF" and the Fund added disclosures to it's "Principal Investment Strategies". For more detailed information, please visit https://futurefundetf.com/images/pdf/FFND_Prospectus.pdf.

C000233373
Shareholder Report [Line Items]
Fund Name	The Future Fund Long/Short ETF
Trading Symbol	FFLS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Future Fund Long/Short ETF for the period of June 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://futurefundetf.com/fund/the-future-fund-long-short-etf. You can also request this information by contacting us at 1-877-466-7090.
Additional Information Phone Number	1-877-466-7090
Additional Information Website	https://futurefundetf.com/fund/the-future-fund-long-short-etf
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Future Fund Long Short ETF	$168	1.60%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.60%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Jun. 20, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 39,302,227
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 184,221
InvestmentCompanyPortfolioTurnover	313.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,302,227 Number of Portfolio Holdings55 Advisory Fee (net of waivers)$184,221 Portfolio Turnover313%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	225.0%
Special Case Securities	0.0%

Long Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	20.0%
Real Estate	2.1%
Financials	2.6%
Industrials	5.1%
Consumer Discretionary	7.8%
Health Care	11.3%
Communications	18.0%
Technology	33.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corporation	7.5%
Alphabet, Inc., Class A	5.1%
Meta Platforms, Inc., Class A	4.0%
Micron Technology, Inc.	3.7%
Block, Inc.	3.6%
Safran S.A.	3.4%
Amazon.com, Inc.	3.1%
NXP Semiconductors N.V.	3.0%
Halozyme Therapeutics, Inc.	3.0%
Edwards Lifesciences Corporation	3.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended May 31, 2025.